Variable Interest Entity (Details)		12 Months Ended
	Jan. 13, 2022	Dec. 31, 2021 USD ($) $ / shares	Jan. 01, 2022 USD ($)	Jan. 01, 2022 HKD ($)	Dec. 30, 2021
Variable Interest Entity (Details) [Line Items]
Share of economic (in Dollars per share) | $ / shares		$ 0.001
Equity investment (in Dollars) | $		$ 0
Subsequent Event [Member]
Variable Interest Entity (Details) [Line Items]
Services fees			$ 3,205	$ 25,000
Line of credit facility description	the Group entered a line of credit facility with Libra to provide up to a total $1 million in line of credit debt financing for its daily operation. The line of credit will mature on July 12, 2022, extendable for up to twelve months, and the interest on the outstanding principal indebtedness will be at the rate of 10% per annum.
Libra [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage		97.27%
Voting percentage		31.51%
Mios [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage		97.93%
Voting percentage		36.17%
Scipio [Member]
Variable Interest Entity (Details) [Line Items]
Economic interest percentage		97.93%
Voting percentage		35.06%
Series of Individually Immaterial Business Acquisitions [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage		31.51%
Series of Individually Immaterial Business Acquisitions [Member] | Libra [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage					48.33%
Series of Individually Immaterial Business Acquisitions [Member] | Mios [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage					48.39%
Series of Individually Immaterial Business Acquisitions [Member] | Scipio [Member]
Variable Interest Entity (Details) [Line Items]
Voting right percentage					48.36%